WARRANTS (Details) (Warrant [Member], USD $)	12 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2011	Sep. 30, 2011 8/3/2011 [Member]	Sep. 30, 2011 9/13/2011 [Member]	Sep. 30, 2012 1/9/2012 [Member]
No. of Warrant issued				400,000	250,000	150,000
Exercise price	$ 0.06			$ 0.075	$ 0.075	$ 0.075
Share Price on Grant Date				$ 0.04	$ 0.05	$ 0.05
Expiry Date				Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Remaining Contractual Life (Years)	2 years 14 days			1 year 9 months	1 year 9 months	1 year 9 months
Outstanding shares	7,540,150	7,540,150	7,390,150